Supplement to the
Fidelity® Growth Discovery Fund
Class K
August 29, 2016
Prospectus

The following information replaces existing information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Jason Weiner (lead portfolio manager) has managed the fund since February 2007.

Asher Anolic (co-manager) has managed the fund since July 2017.

Effective July 1, 2017, Asher Anolic has been named co-manager of the fund. Additionally, it is expected that, effective January 1, 2018, Mr. Anolic will assume interim portfolio manager responsibilities for the fund while Mr. Weiner is on leave of absence from the firm. Mr. Weiner is expected to return in the second quarter of 2018.

Effective December 12, 2016, the following information replaces similar information in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

Effective December 12, 2016, the following information replaces similar information in the "Shareholder Information" section under the heading "Buying Shares".

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity or, if not recordkept by Fidelity, that already hold shares of the fund. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity® recordkeeping platform. Please contact Fidelity for more information about Class K shares.

The following information replaces the existing biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Jason Weiner is lead portfolio manager of the fund, which he has managed since February 2007. He also manages other funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst and portfolio manager.

Asher Anolic is co-manager of the fund, which he has managed since July 2017. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Anolic has worked as a research analyst and portfolio manager.

Effective July 1, 2017, Asher Anolic has been named co-manager of the fund. Additionally, it is expected that, effective January 1, 2018, Mr. Anolic will assume interim portfolio manager responsibilities for the fund while Mr. Weiner is on leave of absence from the firm. Mr. Weiner is expected to return in the second quarter of 2018.

CII-K-17-01 1.900384.106	June 30, 2017

Supplement to the
Fidelity® Growth Discovery Fund
August 29, 2016
Prospectus

The following information replaces existing information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Jason Weiner (lead portfolio manager) has managed the fund since February 2007.

Asher Anolic (co-manager) has managed the fund since July 2017.

Effective July 1, 2017, Asher Anolic has been named co-manager of the fund. Additionally, it is expected that, effective January 1, 2018, Mr. Anolic will assume interim portfolio manager responsibilities for the fund while Mr. Weiner is on leave of absence from the firm. Mr. Weiner is expected to return in the second quarter of 2018.

The following information replaces the existing biographical information found in the “Fund Management” section under the heading “Portfolio Manager(s)”.

Jason Weiner is lead portfolio manager of the fund, which he has managed since February 2007. He also manages other funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst and portfolio manager.

Asher Anolic is co-manager of the fund, which he has managed since July 2017. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Anolic has worked as a research analyst and portfolio manager.

Effective July 1, 2017, Asher Anolic has been named co-manager of the fund. Additionally, it is expected that, effective January 1, 2018, Mr. Anolic will assume interim portfolio manager responsibilities for the fund while Mr. Weiner is on leave of absence from the firm. Mr. Weiner is expected to return in the second quarter of 2018.

CII-17-01 1.482432.124	June 30, 2017